Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases
Schedule of future aggregate minimum lease non-cancellable operating leases
	06.30.2024	06.30.2023	06.30.2022
No later than 1 year	16,389	11,161	8,460
Later than 1 year and not later than 5 years	25,221	15,560	57,004
More than 5 years	15,956	13,799	-
	57,566	40,520	65,464
	06.30.2024	06.30.2023	06.30.2022
No later than 1 year	42,171	44,825	23,756
Later than 1 year and not later than 5 years	32,829	44,647	61,979
More than 5 years	207	2,147	11,164
	75,207	91,619	96,899
	06.30.2024	06.30.2023	06.30.2022
No later than 1 year	2,494	1,962	1,185
Later than 1 year and not later than 5 years	6,611	4,834	2,058
More than 5 years	-	74	-
	9,105	6,870	3,243